OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
OPERATING SEGMENTS [Text Block]
23.	OPERATING SEGMENTS

The Company’s operations are all within the mining sector, consisting of two operating segments both of which are located in Mexico, plus one segment associated with Coricancha, one exploration segment and one Corporate segment. Due to diversities in geography and production processes, the Company operates the GMC and the Topia Mine separately, with separate budgeting and evaluation of results of operations and exploration activities. The Coricancha segment contains the net assets associated with Coricancha (note 8(b)) and the cost of its exploration, evaluation and development activities are separately budgeted and reported. The Corporate segment provides financial, human resources and technical support to the two mining operations. The GMC operations produce silver and gold in concentrate, and the Topia operations produce silver, gold, lead and zinc in concentrate, for refining off site. The exploration segment includes the Company’s exploration and evaluation assets at Santa Rosa, El Horcon, Plomo and Argosy.

	Operations
	GMC	Topia	Coricancha	Exploration	Corporate	Total
2017
External mineral sales	$49,366	$14,380	$–	$–	$–	$63,746
Income (loss) before income taxes	10,865	1,843	(2,260)	(1,491)	(6,201)	2,756
Income tax expense	868	66	–	–	532	1,466
Net income (loss)	9,997	1,777	(2,260)	(1,491)	(6,733)	1,290
Additions to non-current assets	2,122	2,307	15,194	–	–	19,623

As at December 31, 2017
Total assets	$13,887	$14,102	$30,050	$2,568	$61,273	$121,880
Total liabilities	$5,867	$2,260	$27,189	$54	$5,369	$40,739

2016
External mineral sales	$49,831	$12,050	$–	$–	$–	$61,881
Income (loss) before income taxes	17,923	1,084	–	(3,162)	(18,454)	(2,609)
Income tax expense	979	63	–	–	467	1,509
Net income (loss) for the year	16,944	1,021	–	(3,162)	(18,921)	(4,118)
Additions to non-current assets	2,773	1,975	–	–	–	4,748

As at December 31, 2016
Total assets	$13,889	$11,767	$–	$2,328	$61,457	$89,441
Total liabilities	$5,321	$1,856	$–	$75	$4,901	$12,153

For the years ended December 31, 2017 and 2016, the Company’s revenue comprised the following:

	2017	2016
Silver	$33,145	$34,475
Gold	28,186	27,270
Lead	2,741	1,808
Zinc	3,853	2,318
Ore processing revenue	–	410
Smelter and refining charges	(4,179)	(5,278)
Impact of change in functional currency	–	878
	$63,746	$61,881

For the years ended December 31, 2017 and 2016, the Company had three customers (2016 - three customers) that accounted for the majority total revenues as follows:

Customer	Segment	2017	2016
Customer A	GMC	$24,433	$29,979
Customer B	GMC	24,805	19,633
Customer C	Topia	14,508	11,859
Other customers		–	410
		$63,746	$61,881

The trade accounts receivable balance of $7,679 at December 31, 2017 (December 31, 2016 – $5,395) relates to the three customers.